REVISIONS OF PREVIOUSLY REPORTED CONSOLIDATED FINANCIAL STATEMENTS (10K) (Details 1) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Mar. 31, 2017	Mar. 31, 2016	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Revisions Of Previously Reported Consolidated Financial Statements [Line Items]
Cumulative preferred dividends	$ (334)		$ (334)		$ (334)		$ (334)		$ (334)	$ (668)	$ (668)	$ (668)	$ (668)	$ (668)
Net income (loss) applicable to common shares	$ (198)	$ (872)	$ (5,754)	$ (874)	$ 26	$ (200)	$ (901)	$ (261)	$ (395)	$ (2,763)	$ (6,602)	$ (7,474)	$ (1,757)	$ 26,863
Net earnings (loss) per common share - basic (in dollars per share)		$ (0.02)	$ (0.16)	$ (0.02)	$ 0.00	$ (0.01)	$ (0.03)	$ (0.01)	$ (0.01)			$ (0.21)	$ (0.05)	$ 0.77	$ 0.78
Net earnings (loss) per common share - diluted (in dollars per share)		$ (0.02)	$ (0.16)	$ (0.02)	$ 0.00	$ (0.01)	$ (0.03)	$ (0.01)	$ (0.01)			$ (0.21)	$ (0.05)	$ 0.77
Basic weighted average number of common shares outstanding (in shares)		37,325,681	36,161,626	35,909,933	35,848,395	35,761,370	35,747,979	35,716,848	35,651,732			36,309,047	35,719,211	34,667,769
Diluted weighted average number of common shares outstanding (in shares)		37,325,681	36,161,626	35,909,933	36,487,879	36,206,934	35,747,979	35,716,848	35,651,732			36,309,047	35,719,211	35,009,559
Basic and diluted weighted average number of common shares outstanding (in shares)	40,327,697		36,161,626							39,703,690	35,972,633	36,309,047	35,719,211	34,665,007
As previously reported
Revisions Of Previously Reported Consolidated Financial Statements [Line Items]
Cumulative preferred dividends													$ (664)	$ (664)
Net income (loss) applicable to common shares													$ (1,753)	$ 26,867
Net earnings (loss) per common share - basic (in dollars per share)														$ 0.78
Net earnings (loss) per common share - diluted (in dollars per share)														$ 0.78
Basic weighted average number of common shares outstanding (in shares)														34,613,497
Diluted weighted average number of common shares outstanding (in shares)														34,613,497
Basic and diluted weighted average number of common shares outstanding (in shares)													35,663,386	34,613,497
Adjustment
Revisions Of Previously Reported Consolidated Financial Statements [Line Items]
Cumulative preferred dividends													$ (4)	$ (4)
Net income (loss) applicable to common shares													$ (4)	$ (4)
Net earnings (loss) per common share - basic (in dollars per share)														$ (0.01)
Net earnings (loss) per common share - diluted (in dollars per share)														$ (0.01)
Basic weighted average number of common shares outstanding (in shares)														54,272
Diluted weighted average number of common shares outstanding (in shares)														396,062
Basic and diluted weighted average number of common shares outstanding (in shares)													55,825	51,510